RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Investments	$ 92,966,000,000	$ 39,838,000,000
Total investment	7,500,000,000	7,200,000,000
Share capital
Related Party Transaction [Line Items]
Total investment	901,000,000	8,200,000,000
Related Party
Related Party Transaction [Line Items]
Investments	12,500,000,000
Related Party | Brookfield Office and Retail Real Estate Properties
Related Party Transaction [Line Items]
Investments	1,200,000,000
Related Party | BPO
Related Party Transaction [Line Items]
Deposit assets	493,000,000	266,000,000
Related Party | Brookfield Real Estate Private Fund
Related Party Transaction [Line Items]
Investments	1,700,000,000
Equity Commitment Agreement | Related Party
Related Party Transaction [Line Items]
Equity commitment	2,000,000,000.0
Related party agreements and transactions	0	0
Subsidiaries Investments | Related Party
Related Party Transaction [Line Items]
Payments to acquire investments	7,800,000,000	$ 6,600,000,000
Subsidiaries Investments, BAM Shares | Related Party
Related Party Transaction [Line Items]
Payments to acquire investments	1,100,000,000
Subsidiaries Investments, Brookfield Business Partners L.P. | Related Party
Related Party Transaction [Line Items]
Payments to acquire investments	$ 1,000,000,000